Contingencies and Commitments (Details 1) $ in Thousands	Dec. 31, 2023 CLP ($)
IfrsStatementLineItems [Line Items]
Contractual commitments for purchases and supplies	$ 1,332,276,984
Contractual commitments relating to purchase of wine and grape	16,755,934
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual commitments for purchases and supplies	376,401,828
Contractual commitments relating to purchase of wine and grape	10,803,781
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual commitments for purchases and supplies	942,784,763
Contractual commitments relating to purchase of wine and grape	5,952,153
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual commitments for purchases and supplies	13,090,393
Contractual commitments relating to purchase of wine and grape	$ 0